Property and Equipment, Net	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
10.	Property and equipment, net
Property and equipment consist of the following:

	December 31,	June 30,
	2019	2020
	RMB	RMB
Gross carrying amount
Servers, computers and equipment	142,236	189,929
Leasehold improvements	32,038	33,436
Others	10,603	10,139

Total	184,877	233,504
Less: accumulated depreciation	(88,191)	(115,015)

Property and equipment, net	96,686	118,489

Depreciation expense for the six months ended June 30, 2019 and 2020 were RMB20,245 and RMB27,024, respectively.